SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Impact of adoption of ASU 606 (Details) - USD ($)	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure related to modified retrospective adoption of ASC 606
Net revenues	$ 1,754,935	$ 6,914,474	$ 3,695,217
Net (loss) income	(34,826,989)	(71,198,379)	5,532,581
Equity:
Deficit	(36,256,612)	(1,429,623)
ASU 2014-09
Disclosure related to modified retrospective adoption of ASC 606
Net revenues	$ 1,754,935	$ 6,914,474	$ 3,695,217